Basis of presentation and going concern (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	May 31, 2021
Statement Line Items [Line Items]
Working capital deficit	$ 22.1
Cash and cash equivalents	2.9
Net loss	160.6
Inventory write-downs	40.7
Impairment to property, plant, and equipment	56.0
Convertible debentures amount	$ 18.8
Top of range [member]
Statement Line Items [Line Items]
Gross proceeds amount		50